Segments (Tables)	12 Months Ended
Dec. 31, 2025
Segments
Schedule of the company's selected financial information

The following table summarizes our selected financial information for the year ended December 31, 2025, by segment (in thousands of US$):

	Container	Dry bulk
	vessels	vessels
Income Statement Metrics for the year ended December 31, 2025	segment	segment	Total

	(in ‘000s of US$)
Operating revenues	$955,433	$87,023	$1,042,456
Voyage expenses	(35,741)	(27,320)	(63,061)
Vessel operating expenses	(180,847)	(27,932)	(208,779)
Depreciation	(150,075)	(13,291)	(163,366)
Amortization of deferred drydocking and special survey costs	(35,114)	(8,960)	(44,074)
Interest income (excluding interest income from investments in affiliates)	19,413	2	19,415
Interest expense	(42,842)	—	(42,842)
Other segment items (1)	(69,281)	(6,169)	(75,450)
Net Income per segment	$460,946	$3,353	$464,299
Gain on investments, dividend income, interest income from investments in affiliates and loss on equity investments			30,315
Net Income			$494,614
(1)	Other segment items for each reportable segment include general and administrative expenses, other finance expenses, other (expenses)/income, net, and loss on derivatives.

	Container	Dry bulk
	vessels	vessels
Balance Sheet Metrics as of December 31, 2025	segment	segment	Total

	(in ‘000s of US$)
Total Assets per segment	$4,717,465	$275,965	$4,993,430
Marketable Securities (1)	—	—	120,244
Receivable from affiliates (1)	—	—	256
Total Assets	—	—	$5,113,930
(1)	Reflected under “Other current assets” in the Consolidated Balance Sheet.

The following table summarizes our selected financial information for the year ended December 31, 2024, by segment (in thousands of US$):

	Container	Dry bulk
	vessels	vessels
Income Statement Metrics for the year ended December 31, 2024	segment	segment	Total

	(in ‘000s of US$)
Operating revenues	$937,077	$77,033	$1,014,110
Voyage expenses	(32,481)	(31,620)	(64,101)
Vessel operating expenses	(162,192)	(23,532)	(185,724)
Depreciation	(137,823)	(10,521)	(148,344)
Amortization of deferred drydocking and special survey costs	(27,167)	(1,994)	(29,161)
Net gain on disposal/sale of vessels	8,332	—	8,332
Interest income (excluding interest income from investments in affiliates)	12,843	—	12,843
Interest expense	(26,185)	—	(26,185)
Other segment items (1)	(54,275)	(4,937)	(59,212)
Net Income per segment	$518,129	$4,429	$522,558
Loss on investments, dividend income, interest income from investments in affiliates and loss on equity investments			(17,485)
Net Income			$505,073
(1)	Other segment items for each reportable segment include general and administrative expenses, other finance expenses, other (expenses)/income, net, and loss on derivatives.

	Container	Dry bulk
	vessels	vessels
Balance Sheet Metrics as of December 31, 2024	segment	segment	Total

	(in ‘000s of US$)
Total Assets per segment	$4,006,268	$276,207	$4,282,475
Marketable Securities (1)	—	—	60,850
Receivable from affiliates (1)	—	—	329
Total Assets	—	—	$4,343,654
(1)	Reflected under “Other current assets” in the Consolidated Balance Sheet.